UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
LARGE CAP GROWTH PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable Large Cap Growth Portfolio
Schedule of Investments (unaudited)
July 31, 2009

Shares	Security	Value

COMMON STOCKS† — 99.0%
CONSUMER DISCRETIONARY — 15.3%
Internet & Catalog Retail — 6.1%
112,776	Amazon.com Inc. *	$9,671,670

Media — 2.7%
172,926	Walt Disney Co.	4,343,901

Multiline Retail — 3.3%
78,950	Sears Holdings Corp. *	5,237,543

Specialty Retail — 3.2%
195,484	Home Depot Inc.	5,070,855

	TOTAL CONSUMER DISCRETIONARY	24,323,969

CONSUMER STAPLES — 11.4%
Beverages — 6.6%
119,582	Coca-Cola Co.	5,959,967
79,723	PepsiCo Inc.	4,524,280

	Total Beverages	10,484,247

Food & Staples Retailing — 2.3%
106,840	CVS Caremark Corp.	3,577,003

Household Products — 2.5%
71,746	Procter & Gamble Co.	3,982,620

	TOTAL CONSUMER STAPLES	18,043,870

FINANCIALS — 13.4%
Capital Markets — 6.1%
30,070	BlackRock Inc., Class A Shares	5,729,538
225,560	Charles Schwab Corp.	4,030,757

	Total Capital Markets	9,760,295

Diversified Financial Services — 2.7%
203,005	Nasdaq OMX Group Inc. *	4,289,496

Insurance — 4.6%
75	Berkshire Hathaway Inc., Class A Shares *	7,275,000

	TOTAL FINANCIALS	21,324,791

HEALTH CARE — 19.4%
Biotechnology — 12.4%
97,747	Amgen Inc. *	6,090,616
86,465	Biogen Idec Inc. *	4,111,411
87,700	Celgene Corp. *	4,995,392
124,055	Vertex Pharmaceuticals Inc. *	4,467,220

	Total Biotechnology	19,664,639

Health Care Equipment & Supplies — 1.0%
24,380	Edwards Lifesciences Corp. *	1,594,696

Pharmaceuticals — 6.0%
87,698	Johnson & Johnson	5,339,931
26,940	Roche Holding AG	4,250,365

	Total Pharmaceuticals	9,590,296

	TOTAL HEALTH CARE	30,849,631

INDUSTRIALS — 4.1%
Electrical Equipment — 2.2%
22,560	First Solar Inc. *	3,483,038

Industrial Conglomerates — 1.9%
225,560	General Electric Co.	3,022,504

	TOTAL INDUSTRIALS	6,505,542

See Notes to Schedule of Investments.

Legg Mason Partners Variable Large Cap Growth Portfolio
Schedule of Investments (unaudited) (continued)
July 31, 2009

Shares	Security	Value

INFORMATION TECHNOLOGY — 35.4%
Communications Equipment — 10.5%
233,081	Cisco Systems Inc. *	$5,130,113
182,280	Juniper Networks Inc. *	4,762,976
146,614	QUALCOMM Inc.	6,775,033

	Total Communications Equipment	16,668,122

Internet Software & Services — 10.4%
278,192	Akamai Technologies Inc. *	4,573,476
195,481	eBay Inc. *	4,153,971
13,160	Google Inc., Class A Shares *	5,830,538
135,330	Yahoo! Inc. *	1,937,926

	Total Internet Software & Services	16,495,911

Semiconductors & Semiconductor Equipment — 5.9%
263,154	Intel Corp.	5,065,715
338,340	NVIDIA Corp. *	4,374,736

	Total Semiconductors & Semiconductor Equipment	9,440,451

Software — 8.6%
172,925	Electronic Arts Inc. *	3,712,700
142,858	Microsoft Corp.	3,360,020
285,709	Red Hat Inc. *	6,522,737

	Total Software	13,595,457

	TOTAL INFORMATION TECHNOLOGY	56,199,941

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $128,929,024)	157,247,744

Face
Amount

SHORT-TERM INVESTMENT‡ — 1.2%
Repurchase Agreement — 1.2%
$1,943,000	Interest in $187,440,000 joint tri-party repurchase agreement dated 7/31/09 with Deutsche Bank Securities Inc., 0.190% due 8/3/09; Proceeds at maturity — $1,943,031; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.125% due 3/12/10 to 4/23/14; Market value — $1,981,862) (Cost — $1,943,000)	1,943,000

	TOTAL INVESTMENTS — 100.2% (Cost — $130,872,024#)	159,190,744
	Liabilities in Excess of Other Assets — (0.2)%	(383,360)

	TOTAL NET ASSETS — 100.0%	$158,807,384

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Large Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted FAS 157. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other	Significant
	Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks †	$157,247,744	—	—	$157,247,744
Short-Term Investment †	—	$1,943,000	—	1,943,000

Total Investments	$157,247,744	$1,943,000	—	$159,190,744

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)
2. Investments
At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$39,243,971
Gross unrealized depreciation	(10,925,251)

Net unrealized appreciation	$28,318,720

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
At July 31, 2009, the Portfolio did not hold any derivative instruments.
See Notes to Schedule of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 28, 2009